Trade Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes	¥ 16,739	¥ 15,441
Accounts	528,032	556,983
Trade Accounts And Notes Receivable Gross Current, Total	544,771	572,424
Less allowance for doubtful receivables	(11,563)	(14,920)
Trade receivables, net (Note 3)	¥ 533,208	¥ 557,504